Segment Information	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Segment Information
11. Segment Information
Prior to 2022, the Company operated as a single reportable segment. In the first quarter of 2022, the Company reorganized its operations into two operating and reportable segments: Foundry and Biosecurity. The reorganization reflects changes made to the Company’s internal management structure and how the Company’s chief operating decision makers (“CODMs”) evaluate operating results and make decisions on how to allocate resources. All prior-period comparative segment information was recast to reflect the current reportable segments in accordance with ASC 280,
Segment Reporting
. The Company’s reportable segments are described as follows:

•
Foundry consists of research and development services performed under collaboration and license agreements relating to the Company’s cell programming platform. The Company’s cell programming platform includes two core assets: the Foundry, highly efficient biology lab facilities, enabled by investment in proprietary workflows, custom software, robotic automation, and data science and analytics, which is paired with the Company’s Codebase, a collection of biological “parts” and a database of biological data used to program cells. The Foundry segment includes costs incurred for the development, operation, expansion and enhancement of the Foundry and Codebase. Foundry revenue is derived from Foundry usage fees and downstream value share in the form of milestone payments, royalties or equity interests.

•
Biosecurity consists of
COVID-19
testing products and services primarily provided to public health authorities. Biosecurity revenue is derived from sales of test kits and testing and reporting services fees.

The reportable segments are the segments of the Company for which discrete financial information is available and for which segment results are regularly reviewed by the Company’s CODMs, comprised of the Chief Executive Officer and the Chief Operating Officer, for purposes of allocating resources and assessing financial performance. The Company’s CODMs evaluate the financial performance of the Company’s segments based upon segment revenues and operating income. The Company’s measure of segment operating income for management reporting purposes excludes the impact of stock-based compensation expense, depreciation and amortization and changes in fair value of certain contingent liabilities. The Company’s CODMs do not evaluate operating segments using asset information. The accounting policies used in the preparation of reportable segments financial information are the same as those used in the preparation of the Company’s consolidated financial statements.
The following table presents summary results of the Company’s reportable segments for the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Revenue:
Foundry	$44,242	$21,592	$65,730	$44,096
Biosecurity	100,376	22,044	247,293	43,637

Total revenue	144,618	43,636	313,023	87,733
Segment cost of revenue:
Biosecurity	63,911	17,110	149,343	40,810
Segment research and development expense:
Foundry	62,779	40,828	110,068	71,722
Biosecurity	443	4,374	960	27,777

Total segment research and development expense	63,222	45,202	111,028	99,499
Segment general and administrative expense:
Foundry	36,601	14,722	63,294	27,877
Biosecurity	12,409	5,084	25,644	9,619

Total segment general and administrative expense	49,010	19,806	88,938	37,496
Segment operating income (loss):
Foundry	(55,138)	(33,958)	(107,632)	(55,503)
Biosecurity	23,613	(4,524)	71,346	(34,569)

Total segment operating income (loss)	(31,525)	(38,482)	(36,286)	(90,072)

Operating expenses not allocated to segments:
Stock-based compensation (1)	607,270	14,519	1,266,305	14,637
Depreciation and amortization	9,326	6,944	18,532	12,351
Change in fair value of contingent consideration liability	(1,213)	—	300	—

Loss from operations	$(646,908)	$(59,945)	$(1,321,423)	$(117,060)

(1)
Includes $0.8 million and $7.0 million in employer payroll taxes for the three and six months ended June 30, 2022, respectively. Employer payroll taxes for the three and six months ended June 30, 2021 were not material.